Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT1-0426
1.9898216.105
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 4.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Telstra Group Ltd	1,436,701	4,882,180
Interactive Media & Services - 0.3%
REA Group Ltd	18,101	2,391,729
SEEK Ltd	128,795	1,880,724
		4,272,453
TOTAL COMMUNICATION SERVICES		9,154,633
Consumer Discretionary - 2.1%
Broadline Retail - 1.5%
Wesfarmers Ltd	409,228	23,606,962
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	223,883	8,350,054
Specialty Retail - 0.1%
JB Hi-Fi Ltd	39,420	2,227,576
TOTAL CONSUMER DISCRETIONARY		34,184,592
Financials - 0.6%
Capital Markets - 0.3%
ASX Ltd	70,054	2,794,239
HUB24 Ltd	29,267	2,068,374
		4,862,613
Insurance - 0.3%
Medibank Pvt Ltd	992,953	3,194,466
Steadfast Group Ltd	398,872	1,452,656
		4,647,122
TOTAL FINANCIALS		9,509,735
Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Cochlear Ltd	23,580	4,418,604
Health Care Technology - 0.1%
Pro Medicus Ltd	19,962	2,559,367
TOTAL HEALTH CARE		6,977,971
Industrials - 0.0%
Construction & Engineering - 0.0%
Ventia Services Group Pty Ltd	301,480	1,213,428
Information Technology - 0.3%
Software - 0.3%
Technology One Ltd	109,770	1,925,482
WiseTech Global Ltd	76,008	3,069,834
TOTAL INFORMATION TECHNOLOGY		4,995,316
Materials - 0.2%
Metals & Mining - 0.2%
Perseus Mining Ltd	487,098	2,001,225
Ramelius Resources Ltd	689,521	2,266,298
TOTAL MATERIALS		4,267,523
TOTAL AUSTRALIA		70,303,198
AUSTRIA - 0.3%
Industrials - 0.2%
Machinery - 0.2%
ANDRITZ AG	25,873	2,238,805
Utilities - 0.1%
Electric Utilities - 0.1%
Verbund AG Class A	30,075	2,208,480
TOTAL AUSTRIA		4,447,285
BELGIUM - 1.2%
Consumer Discretionary - 0.1%
Distributors - 0.1%
D'ieteren Group	7,356	1,681,979
Financials - 0.3%
Insurance - 0.3%
Ageas SA/NV	64,554	4,587,319
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	43,480	13,163,065
TOTAL BELGIUM		19,432,363
CHINA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	782,600	1,442,562
DENMARK - 3.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	28,483	2,301,118
Financials - 0.1%
Banks - 0.1%
Ringkjoebing Landbobank A/S	9,200	2,321,776
Health Care - 3.3%
Health Care Equipment & Supplies - 0.1%
Demant A/S (b)	32,375	1,132,548
Pharmaceuticals - 3.2%
Novo Nordisk A/S Series B	880,398	52,277,369
TOTAL HEALTH CARE		53,409,917
Industrials - 0.1%
Building Products - 0.1%
ROCKWOOL A/S Series B	34,762	1,178,255
TOTAL DENMARK		59,211,066
FINLAND - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	51,886	2,285,454
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	39,237	3,239,392
Industrials - 1.3%
Machinery - 1.3%
Kone Oyj B Shares	140,521	10,097,265
Konecranes Oyj A Shares	25,421	2,993,692
Wartsila OYJ Abp	174,753	7,084,307
TOTAL INDUSTRIALS		20,175,264
TOTAL FINLAND		25,700,110
FRANCE - 7.2%
Consumer Discretionary - 4.2%
Textiles, Apparel & Luxury Goods - 4.2%
Hermes International SCA	12,561	30,210,149
LVMH Moet Hennessy Louis Vuitton SE	60,466	39,025,038
TOTAL CONSUMER DISCRETIONARY		69,235,187
Consumer Staples - 2.3%
Personal Care Products - 2.3%
L'Oreal SA	82,838	38,059,050
Energy - 0.3%
Energy Equipment & Services - 0.1%
Technip Energies NV	46,950	1,838,748
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	13,383	2,879,232
TOTAL ENERGY		4,717,980
Information Technology - 0.4%
Software - 0.4%
Dassault Systemes SE	237,599	6,535,118
TOTAL FRANCE		118,547,335
GERMANY - 6.8%
Communication Services - 0.4%
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	21,114	1,775,700
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	27,041	2,694,059
Wireless Telecommunication Services - 0.1%
Freenet AG	42,870	1,543,788
TOTAL COMMUNICATION SERVICES		6,013,547
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Beiersdorf AG	33,084	3,946,240
Financials - 5.9%
Capital Markets - 1.1%
Deutsche Boerse AG	67,891	17,191,724
flatexDEGIRO SE	30,382	1,482,308
		18,674,032
Insurance - 4.8%
Allianz SE	100,465	44,236,967
Hannover Rueck SE	21,741	6,154,042
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,104	28,548,632
		78,939,641
TOTAL FINANCIALS		97,613,673
Industrials - 0.3%
Machinery - 0.3%
Gea Group Ag	52,241	3,740,202
Rational AG	1,845	1,482,766
TOTAL INDUSTRIALS		5,222,968
TOTAL GERMANY		112,796,428
HONG KONG - 1.8%
Financials - 1.5%
Capital Markets - 1.5%
Hong Kong Exchanges & Clearing Ltd	429,700	23,689,839
Utilities - 0.3%
Electric Utilities - 0.3%
CK Infrastructure Holdings Ltd	218,000	1,792,924
Power Assets Holdings Ltd	492,000	3,819,690
TOTAL UTILITIES		5,612,614
TOTAL HONG KONG		29,302,453
ISRAEL - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	999,611	2,574,450
Financials - 0.9%
Banks - 0.8%
Bank Leumi Le-Israel BM	313,320	7,553,887
First International Bank of Israel Ltd	18,810	1,603,278
Mizrahi Tefahot Bank Ltd	55,295	4,342,040
		13,499,205
Capital Markets - 0.1%
Plus500 Ltd	25,572	1,467,541
TOTAL FINANCIALS		14,966,746
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Next Vision Stabilized Systems Ltd	25,562	2,300,015
Software - 0.2%
Nice Ltd (b)	22,805	2,435,996
TOTAL INFORMATION TECHNOLOGY		4,736,011
TOTAL ISRAEL		22,277,207
ITALY - 2.3%
Consumer Discretionary - 1.2%
Automobiles - 0.9%
Ferrari NV (Italy)	44,049	14,661,546
Textiles, Apparel & Luxury Goods - 0.3%
Moncler SpA	80,256	4,662,392
Prada Spa	184,500	945,633
		5,608,025
TOTAL CONSUMER DISCRETIONARY		20,269,571
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	70,774	3,825,322
Financials - 0.6%
Banks - 0.4%
FinecoBank Banca Fineco SpA	220,503	5,841,692
Capital Markets - 0.2%
Azimut Holding SpA	40,287	1,696,229
Banca Generali SpA	20,644	1,388,693
		3,084,922
Financial Services - 0.0%
Banca Mediolanum SpA	77,937	1,825,481
TOTAL FINANCIALS		10,752,095
Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	8,498	1,112,071
Utilities - 0.2%
Gas Utilities - 0.2%
Italgas SpA	223,166	2,674,396
TOTAL ITALY		38,633,455
JAPAN - 23.0%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	123,000	3,135,138
Nexon Co Ltd	145,500	3,462,629
TOTAL COMMUNICATION SERVICES		6,597,767
Consumer Discretionary - 2.6%
Automobile Components - 0.1%
Niterra Co Ltd	59,600	2,599,894
Leisure Products - 0.4%
Bandai Namco Holdings Inc	234,400	6,073,559
Sankyo Co Ltd	74,100	1,156,556
		7,230,115
Specialty Retail - 2.1%
Fast Retailing Co Ltd	75,700	28,761,696
Sanrio Co Ltd	76,400	2,347,390
USS Co Ltd	148,700	1,640,158
ZOZO Inc	151,200	1,246,647
		33,995,891
TOTAL CONSUMER DISCRETIONARY		43,825,900
Financials - 2.6%
Capital Markets - 0.2%
Japan Exchange Group Inc	376,600	4,109,543
Financial Services - 0.1%
GMO Payment Gateway Inc	16,300	941,178
Insurance - 2.3%
MS&AD Insurance Group Holdings Inc	469,700	11,966,821
Tokio Marine Holdings Inc	697,300	25,990,149
		37,956,970
TOTAL FINANCIALS		43,007,691
Health Care - 3.1%
Health Care Equipment & Supplies - 1.9%
Asahi Intecc Co Ltd	87,200	1,448,074
Hoya Corp	123,700	20,677,947
Sysmex Corp	172,500	1,632,241
Terumo Corp	533,800	6,982,778
		30,741,040
Pharmaceuticals - 1.2%
Chugai Pharmaceutical Co Ltd	230,000	13,137,768
Santen Pharmaceutical Co Ltd	123,300	1,384,694
Shionogi & Co Ltd	288,700	5,944,099
		20,466,561
TOTAL HEALTH CARE		51,207,601
Industrials - 3.2%
Building Products - 0.1%
Sanwa Holdings Corp	80,400	1,818,299
Ground Transportation - 0.2%
Seibu Holdings Inc	94,500	2,500,501
Machinery - 0.9%
FANUC Corp	332,900	13,367,466
MISUMI Group Inc	102,800	1,695,177
		15,062,643
Professional Services - 1.9%
BayCurrent Inc	48,200	1,694,599
Recruit Holdings Co Ltd	563,900	29,702,747
		31,397,346
Trading Companies & Distributors - 0.1%
MonotaRO Co Ltd	88,600	1,195,120
TOTAL INDUSTRIALS		51,973,909
Information Technology - 10.6%
Electronic Equipment, Instruments & Components - 2.8%
Azbil Corp	169,800	1,477,905
Dexerials Corp	63,600	1,104,863
Hirose Electric Co Ltd	11,100	1,189,542
Keyence Corp	71,900	26,221,479
Murata Manufacturing Co Ltd	665,300	13,515,941
Yokogawa Electric Corp	87,200	2,889,387
		46,399,117
IT Services - 0.5%
Nomura Research Institute Ltd	157,200	4,775,118
Obic Co Ltd	118,500	3,290,220
		8,065,338
Semiconductors & Semiconductor Equipment - 7.1%
Advantest Corp	276,200	45,518,746
Disco Corp	34,000	14,492,520
Lasertec Corp	28,900	6,639,413
SCREEN Holdings Co Ltd	34,100	4,331,907
Tokyo Electron Ltd	170,000	45,298,045
		116,280,631
Software - 0.2%
Oracle Corp Japan	12,000	811,062
Trend Micro Inc/Japan	45,200	1,766,994
		2,578,056
TOTAL INFORMATION TECHNOLOGY		173,323,142
Materials - 0.4%
Chemicals - 0.4%
Nissan Chemical Corp	49,300	1,695,683
Nitto Denko Corp	254,800	5,640,636
TOTAL MATERIALS		7,336,319
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Daito Trust Construction Co Ltd	110,600	2,244,895
TOTAL JAPAN		379,517,224
NETHERLANDS - 8.3%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	376,931	9,241,426
Financials - 1.2%
Financial Services - 1.2%
Adyen NV (b)(c)(d)	11,360	16,845,122
EXOR NV	33,712	2,761,271
TOTAL FINANCIALS		19,606,393
Industrials - 0.5%
Professional Services - 0.5%
Wolters Kluwer NV	85,997	8,075,385
Information Technology - 6.0%
Semiconductors & Semiconductor Equipment - 6.0%
ASM International NV	16,718	14,065,880
ASML Holding NV	56,224	80,619,934
BE Semiconductor Industries NV	26,624	5,191,416
TOTAL INFORMATION TECHNOLOGY		99,877,230
TOTAL NETHERLANDS		136,800,434
NEW ZEALAND - 0.5%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	211,379	4,952,126
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	59,628	3,892,684
TOTAL NEW ZEALAND		8,844,810
NORWAY - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Orkla ASA	271,248	3,216,502
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	68,504	1,947,603
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	158,571	5,442,671
TOTAL NORWAY		10,606,776
SINGAPORE - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Singapore Exchange Ltd	293,700	4,070,380
SPAIN - 2.8%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.6%
Amadeus IT Group SA Class A	162,427	10,890,190
Specialty Retail - 1.6%
Industria de Diseno Textil SA	404,534	26,323,081
TOTAL CONSUMER DISCRETIONARY		37,213,271
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (c)(d)	265,004	8,239,433
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA (e)	26,751	1,731,328
TOTAL SPAIN		47,184,032
SWEDEN - 3.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	199,847	3,655,916
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (c)	52,340	3,399,823
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB	43,086	1,680,874
Nordnet AB	46,905	1,518,653
TOTAL FINANCIALS		3,199,527
Health Care - 0.3%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	79,580	3,010,773
Health Care Technology - 0.1%
Sectra AB B Shares	47,907	1,184,296
TOTAL HEALTH CARE		4,195,069
Industrials - 2.3%
Machinery - 2.1%
Alfa Laval AB	104,317	6,059,345
Atlas Copco AB A Shares	1,414,072	29,161,274
		35,220,619
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	93,718	3,059,578
TOTAL INDUSTRIALS		38,280,197
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	54,368	1,256,125
TOTAL SWEDEN		53,986,657
SWITZERLAND - 12.0%
Consumer Discretionary - 2.1%
Textiles, Apparel & Luxury Goods - 2.1%
Cie Financiere Richemont SA Series A	182,639	35,452,003
Financials - 3.0%
Capital Markets - 0.7%
Partners Group Holding AG	7,798	10,591,682
Swissquote Group Holding SA	3,924	2,224,302
		12,815,984
Insurance - 2.3%
Zurich Insurance Group AG	52,769	37,541,027
TOTAL FINANCIALS		50,357,011
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Sonova Holding AG	17,844	4,883,607
Straumann Holding AG	40,819	4,909,292
TOTAL HEALTH CARE		9,792,899
Industrials - 5.1%
Building Products - 0.8%
Belimo Holding AG	3,548	3,878,222
Geberit AG	11,374	8,674,873
		12,553,095
Electrical Equipment - 3.0%
ABB Ltd	538,730	46,383,626
Accelleron Industries AG	34,072	3,252,718
		49,636,344
Machinery - 0.9%
Schindler Holding AG participation certificate	21,803	8,410,394
VAT Group AG (c)(d)	9,735	6,311,600
		14,721,994
Professional Services - 0.4%
SGS SA	59,693	7,165,785
TOTAL INDUSTRIALS		84,077,218
Information Technology - 0.4%
Software - 0.1%
Temenos AG	19,963	1,765,049
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	53,619	4,622,172
TOTAL INFORMATION TECHNOLOGY		6,387,221
Materials - 0.8%
Chemicals - 0.8%
EMS-Chemie Holding AG	2,446	1,901,618
Givaudan SA	2,930	11,325,063
TOTAL MATERIALS		13,226,681
TOTAL SWITZERLAND		199,293,033
UNITED KINGDOM - 8.9%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Autotrader Group PLC (c)(d)	314,727	2,320,007
Rightmove PLC	279,108	1,889,396
TOTAL COMMUNICATION SERVICES		4,209,403
Consumer Discretionary - 1.1%
Broadline Retail - 0.5%
Next PLC	41,582	7,547,616
Hotels, Restaurants & Leisure - 0.5%
InterContinental Hotels Group PLC	55,502	7,481,670
Leisure Products - 0.1%
Games Workshop Group PLC	11,888	2,773,514
TOTAL CONSUMER DISCRETIONARY		17,802,800
Consumer Staples - 3.3%
Personal Care Products - 2.6%
Unilever PLC	623,892	42,443,017
Tobacco - 0.7%
Imperial Brands PLC	274,205	11,548,906
TOTAL CONSUMER STAPLES		53,991,923
Financials - 1.7%
Capital Markets - 1.1%
3i Group PLC	350,963	16,122,932
IG Group Holdings PLC	125,635	2,324,259
		18,447,191
Financial Services - 0.2%
Wise PLC Class A (b)	251,303	3,241,240
Insurance - 0.4%
Admiral Group PLC	97,185	3,657,035
Beazley PLC	222,747	3,453,337
		7,110,372
TOTAL FINANCIALS		28,798,803
Industrials - 1.9%
Machinery - 0.3%
IMI PLC	89,038	3,365,087
Rotork PLC	301,493	1,458,769
		4,823,856
Professional Services - 1.6%
Intertek Group PLC	56,397	3,444,906
RELX PLC	661,098	23,437,259
		26,882,165
TOTAL INDUSTRIALS		31,706,021
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	136,881	6,637,952
Software - 0.3%
Sage Group PLC/The	347,363	4,550,657
TOTAL INFORMATION TECHNOLOGY		11,188,609
TOTAL UNITED KINGDOM		147,697,559
UNITED STATES - 8.7%
Health Care - 8.0%
Pharmaceuticals - 8.0%
Haleon PLC	3,234,494	16,916,091
Novartis AG	370,109	54,913,005
Roche Holding AG non-voting shares	133,141	60,544,529
TOTAL HEALTH CARE		132,373,625
Industrials - 0.7%
Professional Services - 0.7%
Experian PLC	331,076	12,539,417
TOTAL UNITED STATES		144,913,042
TOTAL COMMON STOCKS (Cost $1,378,402,283)		1,635,007,409

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $657,239)	3.82	658,000	657,343

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	14,742,628	14,745,577
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	302,293	302,323
TOTAL MONEY MARKET FUNDS (Cost $15,048,116)			15,047,900

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,394,107,638)	1,650,712,652
NET OTHER ASSETS (LIABILITIES) - 0.4% (f)	6,245,495
NET ASSETS - 100.0%	1,656,958,147

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	144	3/2026	21,864,960	1,102,565

The notional amount of long futures as a percentage of Net Assets is 1.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,810,044 or 2.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $36,410,221 or 2.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Includes $40,731 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $657,343.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,554,665	67,851,183	69,659,916	191,155	(139)	(216)	14,745,577	14,742,628	0.0%
Fidelity Securities Lending Cash Central Fund	21,806,250	14,579,342	36,085,619	7,242	2,350	-	302,323	302,293	0.0%
Total	38,360,915	82,430,525	105,745,535	198,397	2,211	(216)	15,047,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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